Note 22 - Related Party Transactions (Details Textual)	12 Months Ended
	Oct. 31, 2023 CAD ($)	Oct. 31, 2022 CAD ($)	Oct. 31, 2021	Mar. 31, 2019 CAD ($)
Statement Line Items [Line Items]
Revenue from rendering of services, related party transactions	$ 115,000	$ 95,000
Key management personnel compensation	$ 6,900,000	$ 6,400,000
Number of share options outstanding in share-based payment arrangement at end of period	874,393	965,766	40,000
Key management personnel of entity or parent [member]
Statement Line Items [Line Items]
Amounts receivable, related party transactions	$ 1,500,000	$ 1,300,000
Allowance account for credit losses of financial assets at end of period	$ 0	0
Number of share options outstanding in share-based payment arrangement at end of period	109,050
Key management personnel of entity or parent [member] | Subordinated notes payable [member]
Statement Line Items [Line Items]
Notional amount				$ 500,000
Borrowings, interest rate				10.00%
Corporation controlled by key management personnel [member]
Statement Line Items [Line Items]
Amounts receivable, related party transactions	$ 3,900,000	3,900,000
Key management personnel compensation	$ 1,700,000	$ 1,100,000